INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2015	2014
Long-term deferred tax assets:
Net operating loss carry forward	$34,928,000	$32,353,000
Stock based compensation	1,432,000	1,518,000
Long-term deferred tax liabilities:
Depreciation and amortization	(26,227,000)	(21,811,000)
	10,133,000	12,060,000
Deferred tax asset utilized in current period	(1,212,000)	(1,753,000)
Net deferred income tax assets	$8,921,000	$10,307,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Year Ended December 31,
	2015	2014
U.S. Federal statutory rate	34.0%	34.0%
Average State and foreign income tax, net of federal tax effect	3.5	3.7
Valuation allowance	-	-
Consolidated tax rate before non-controlling interest	37.5	37.7
Tax effect of non-controlling interests	(18.4)	(27.0)
Net effective tax rate	19.1%	10.7%